Acquisitions (Purchase Price Allocations Related to Acquisitions) (Details) - acquisition	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Number of Acquisitions	0
A leader in proprietary specialized foam technology, primarily for the bedding and furniture industries; Manufacturer and distributor of geosynthetic and mine ventilation products | Bedding Products, Furniture, Flooring & Textile Products
Business Acquisition [Line Items]
Number of Acquisitions		2
Manufacturer and distributor of home and garden products; Manufacturer and distributor of silt fence; Engineered hydraulic cylinders | Furniture, Flooring & Textile Products, Specialized Products
Business Acquisition [Line Items]
Number of Acquisitions			3